Income taxes - Measurement of results for tax purposes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expenses
Current year	$ 27.2	$ 31.2	$ 26.0
Taxes in respect of previous years	(1.8)	0.7	2.5
Total current tax expenses	25.4	31.9	28.5
Deferred tax expenses
Origination and reversal of temporary differences	151.6	19.3	(156.1)
Total income taxes in income statements	$ 177.0	$ 51.2	$ (127.6)